Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of Impact of the Restatement

Impact of the Restatement – 2020

Balance Sheets

	December 31, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$68,114,000	$68,114,000
Total liabilities	8,693,966	68,114,000	76,807,966
Class A common stock subject to possible redemption	218,710,925	(68,113,997)	150,596,928
Class A common stock	133	808	941
Addition paid-in capital	4,152,440	55,688,213	59,840,653
Retained earnings (accumulated deficit)	846,856	(55,689,024)	(54,842,168)
Total stockholders’ equity (deficit)	5,000,004	(3)	5,000,001

Statements of Operations

	For the Year Ended December 31, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(52,152,000)	$(52,152,000)
Other income (expense), net	1,481,816	(52,152,000)	(50,670,184)
Net income (loss)	191,177	(52,152,000)	(51,960,823)
Weighted average shares outstanding, basic and diluted	7,008,667	1,589,875	8,598,542
Basic and diluted net loss per common share	$(0.12)	$(6.01)	$(6.13)

Statements of Cash Flows

	For the Year Ended December 31, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$191,177	$(52,152,000)	$(51,960,823)
Change in fair value of warrant liabilities	-	52,152,000	52,152,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	191,177	(52,152,000)	(51,960,823)

Balance Sheets

	September 30, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$21,357,000	$21,357,000
Total liabilities	8,310,507	21,357,000	29,667,507
Class A common stock subject to possible redemption	219,259,970	(21,356,993)	197,902,977
Class A common stock	127	338	465
Additional paid-in capital	3,603,401	8,931,679	12,535,080
Retained earnings (accumulated deficit)	1,395,905	(8,932,024)	(7,536,119)
Total stockholders’ equity (deficit)	5,000,008	(7)	5,000,001

Statements of Operations

	Three Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(3,696,000)	$(3,696,000)
Other income (expense), net	83,140	(3,696,000)	(3,612,860)
Net income (loss)	(55,049)	(3,696,000)	(3,751,049)
Weighted average shares outstanding, basic and diluted	7,007,989	1,750,840	8,758,829
Basic and diluted net loss per common share	$(0.01)	$(0.42)	$(0.43)

Statements of Operations

	Nine Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(5,395,000)	$(5,395,000)
Other income (expense), net	1,429,005	(5,395,000)	(3,965,995)
Net income (loss)	740,226	(5,395,000)	(4,654,774)
Weighted average shares outstanding, basic and diluted	5,307,098	3,111,439	8,418,537
Basic and diluted net loss per common share	$(0.02)	$(0.64)	$(0.66)

Statements of Cash Flows

	Nine Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$740,226	$(5,395,000)	$(4,654,774)
Change in fair value of warrant liabilities	-	5,395,000	5,395,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	740,222	(4,491,271)	(3,751,049)

Balance Sheets

	June 30, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$17,661,000	$17,661,000
Total liabilities	8,256,307	17,661,000	25,917,307
Class A common stock subject to possible redemption	219,315,022	(17,660,996)	201,654,026
Class A common stock	126	301	427
Additional paid-in capital	3,548,350	5,235,719	8,784,069
Retained earnings (accumulated deficit)	1,450,954	(5,236,024)	(3,785,070)
Total stockholders’ equity (deficit)	5,000,005	(4)	5,000,001

Statements of Operations

	Three Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(8,624,000)	$(8,624,000)
Other income (expense), net	88,138	(8,624,000)	(8,535,862)
Net income (loss)	(51,977)	(8,624,000)	(8,675,977)
Weighted average shares outstanding, basic and diluted	7,005,122	895,798	7,900,920
Basic and diluted net loss per common share	$(0.01)	$(1.09)	$(1.10)

Statements of Operations

	Six Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(1,699,000)	$(1,699,000)
Other income (expense), net	1,345,865	(1,699,000)	(353,135)
Net income (loss)	795,275	(1,699,000)	(903,725)
Weighted average shares outstanding, basic and diluted	7,004,380	1,242,141	8,246,521
Basic and diluted net loss per common share	$(0.03)	$(0.19)	$(0.22)

Statements of Cash Flows

	Six Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$795,275	$(1,699,000)	$(903,725)
Change in fair value of warrant liabilities	-	1,699,000	1,699,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	795,274	(9,471,251)	(8,675,977)

Balance Sheets

	March 31, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$9,037,000	$9,037,000
Total liabilities	8,548,277	9,037,000	17,585,277
Class A common stock subject to possible redemption	219,367,001	(9,036,998)	210,330,003
Class A common stock	126	215	341
Additional paid-in capital	3,496,371	(3,388,193)	108,178
Retained earnings	1,502,931	3,387,976	4,890,907
Total stockholders’ equity (deficit)	5,000,003	(2)	5,000,001

Statements of Operations

	Three Months Ended March 31, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$6,925,000	$6,925,000
Other income, net	1,257,727	6,925,000	8,182,727
Net income	847,252	6,925,000	7,772,252
Weighted average shares outstanding, basic and diluted	7,003,637	1,588,485	8,592,122
Basic and diluted net income (loss) per common share	$(0.01)	$0.81	$0.80

Statements of Cash Flows

	Three Months Ended March 31, 2020
	As Reported	Adjustments	As Revised
Net income	$847,252	$6,925,000	$7,772,252
Change in fair value of warrant liabilities	-	(6,925,000)	(6,925,000)
Non-cash investing and financing activities:
Change in value of shares subject to redemption	847,253	6,924,999	7,772,252

Impact of the Restatement – 2019

Balance Sheets

	December 31, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$15,962,000	$15,962,000
Total liabilities	8,319,433	15,962,000	24,281,433
Class A common stock subject to possible redemption	218,519,748	(15,961,997)	202,557,751
Class A common stock	125	284	409
Addition paid-in capital	4,343,625	3,536,737	7,880,362
Retained earnings (accumulated deficit)	655,679	(3,537,024)	(2,881,345)
Total stockholders’ equity (deficit)	5,000,004	(3)	5,000,001

Statements of Operations

	For the Period From May 28, 2019 (inception) through December 31, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(3,053,000)	(3,053,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	1,214,831	(3,537,024)	(2,322,193)
Net income (loss)	655,679	(3,537,024)	(2,881,345)
Weighted average shares outstanding, basic and diluted	6,075,732	35,752	6,111,484
Basic and diluted net loss per common share	$(0.04)	$(0.57)	$(0.61)

Statements of Cash Flows

	For the Period From May 28, 2019 (inception) through December 31, 2019
	As Reported	Adjustments	As Revised
Operating Activities:
Net income (loss)	$655,679	$(3,537,024)	$(2,881,345)
Change in fair value of warrant liabilities	-	3,053,000	3,053,000
Net cash used in operating activities	(420,945)	(484,024)	(904,969)
Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000	484,024	225,884,024
Net cash provided by financing activities	230,914,073	484,024	231,398,097
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption	217,862,910	(12,909,000)	204,953,910
Change in value of shares subject to redemption	656,838	(3,052,997)	(2,396,159)

Balance Sheets

	September 30, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$13,085,000	$13,085,000
Total liabilities	8,125,774	13,085,000	21,210,774
Class A common stock subject to possible redemption	217,950,740	(13,085,000)	204,865,740
Class A common stock	122	253	375
Additional paid-in capital	4,912,636	659,771	5,572,407
Retained earnings (accumulated deficit)	86,668	(660,024)	(573,356)

Statements of Operations

	Three Months Ended September 30, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(176,000)	(176,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	205,420	(660,024)	(454,604)
Net income (loss)	87,761	(660,024)	(572,263)
Weighted average shares outstanding, basic and diluted	5,307,098	228,499	5,535,597
Basic and diluted net income (loss) per common share	$(0.02)	$(0.11)	$(0.13)

Statements of Operations

	For the Period From May 28, 2019 (inception) through September 30, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(176,000)	(176,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	205,420	(660,024)	(454,604)
Net income (loss)	86,668	(660,024)	(573,356)
Weighted average shares outstanding, basic and diluted	5,274,301	(760,101)	4,514,200
Basic and diluted net income (loss) per common share	$(0.02)	$(0.14)	$(0.16)

Statements of Cash Flows

	For the Period From May 28, 2019 (inception) through September 30, 2019
	As Reported	Adjustments	As Revised
Operating Activities:
Net income (loss)	$86,668	$(660,024)	$(573,356)
Change in fair value of warrant liabilities	-	176,000	176,000
Net cash used in operating activities	(208,689)	(484,024)	(692,713)
Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000	484,024	225,884,024
Net cash provided by financing activities	230,914,073	484,024	231,398,097
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption	217,862,910	(12,908,991)	204,953,919
Change in value of shares subject to redemption	87,830	(176,009)	(88,179)

Balance Sheets

	September 13, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$11,370,000	$11,370,000
Total liabilities	8,084,093	11,370,000	19,454,093
Class A common stock subject to possible redemption	188,912,910	(11,369,991)	177,542,919
Class A common stock	111	114	225
Additional paid-in capital	5,000,477	423,676	5,424,153
Retained earnings (accumulated deficit)	(1,153)	(423,799)	(424,952)
Total stockholders’ equity (deficit)	5,000,010	(9)	5,000,001